INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Employer has adopted a pre-approved plan designed by EPIC Advisors Inc. The Internal Revenue Service (“IRS”) has determined and informed EPIC Advisors Inc by a letter dated June 30, 2020, that the pre-approved plan is designed in accordance with applicable sections of the Internal Revenue Code (“IRC”). The Plan has not requested its own determination letter from the IRS. The Plan Administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable provisions of the IRC. Therefore, no provision for income taxes is included in the accompanying financial statements.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.